Opportunity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Opportunity Fund (the "Opportunity Fund" or "Fund") is long-term growth of capital.
Fees and Expenses of the Fund^
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Opportunity Fund Class I Shares
Management Fee	[1]	0.80%
Distribution (12b-1) Fee	[1]	none
Shareholder Servicing Fee	[1]	none
Other Operating Expenses	[1]	0.21%
Total Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses	[1]	1.01%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Opportunity Fund Class I Shares	103	322	558	1,236

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 67.62% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of September 30, 2010, between approximately  $4.2 million and  $6.2 billion).
The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund will invest primarily in common stocks, but may, to a limited extent, invest in fixed income securities. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return.
Westfield Capital Management Company, L.P., the Portfolio's subadviser (the "Subadviser"), uses a bottom-up investment style to select investments that it believes offer superior prospects for growth. The Subadviser selects securities based upon fundamental analysis of a company's cash flow, industry position, potential for high profit margins, and strength of management, as well as other factors. When the Subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may seek a temporary defensive position and invest all or part of its assets in cash or cash equivalents. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-
Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class I Shares and how its performance has varied from year to year.
Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	4Q 2001	28.28%
Worst Quarter:	4Q 2008	-25.77%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund's performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2010)
Average Annual Total Returns Opportunity Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	[1]	30.27%	9.15%	6.05%	10.60%		Sep 3, 1996
Class I Shares After Taxes on Distributions	[1]	29.84%	7.27%	5.08%	8.69%
Class I Shares After Taxes on Distributions and Sales	[1]	20.25%	7.44%	5.04%	8.51%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	28.86%	5.63%	4.19%	6.18%	[2]
Lipper Mid-Cap Growth Funds Average	[1]	25.87%	4.67%	3.01%	7.22%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the year ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[2]	Since September 30, 1996.

International Equity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor International Equity Fund (the "International Equity Fund" or "Fund") is long-term growth of capital and future income.
Fees and Expenses of the Fund^
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Equity Fund Class I Shares
Management Fee	[1]	0.71%
Distribution (12b-1) Fee	[1]	none
Shareholder Servicing Fee	[1]	none
Other Operating Expenses	[1][2]	1.03%
Total Other Expenses	[1]	1.03%
Total Annual Fund Operating Expenses	[1]	1.74%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").
[2]	Restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Fund Class I Shares	177	548	944	2,052

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 63.35% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside of the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of foreign corporations, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Fund intends to have at least three different countries other than the United States represented and also intends to invest, under normal market conditions, primarily (at least 65% of its assets) in companies with large market capitalizations. For purposes of this policy, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE® Index"). The Fund may invest up to 20% of its assets in equity securities of companies in emerging markets.
Lord, Abbett & Co. LLC is the Portfolio's subadviser (the "Subadviser"). The Subadviser seeks to invest in companies of all capitalizations that it believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation. The Subadviser will generally sell a security when it believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target.
The Fund may, under exceptional circumstances, seek a temporary defensive position and invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Foreign Securities/Emerging Markets Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries, including those of emerging market countries, are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks. Securities of emerging market issuers generally have more risk than securities issued by issuers located in more developed markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance.

-

Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-

Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class I Shares and how its performance has varied from year to year.
Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	2Q 2009	29.40%
Worst Quarter:	4Q 2008	-25.30%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund's performance over time to that of the MSCI EAFE® Index and the Lipper International Large-Cap Value Funds Average.

In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns^ (for the periods ended December 31, 2010)
Average Annual Total Returns International Equity Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	[1]	2.78%	0.30%	2.45%	6.65%		Jan 9, 1995
Class I Shares After Taxes on Distributions	[1]	2.63%	(0.71%)	1.65%	5.61%
Class I Shares After Taxes on Distributions and Sales	[1]	7.78%	0.82%	2.28%	5.76%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	8.21%	2.94%	3.94%	5.09%	[2]
Lipper International Large-Cap Value Funds Average	[1]	5.19%	1.19%	4.20%	6.74%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[2]	Since December 31, 1995.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	HSBC ADVISOR FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001010296
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Opportunity Fund (the "Opportunity Fund" or "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 67.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.62%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of September 30, 2010, between approximately  $4.2 million and  $6.2 billion).
The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund will invest primarily in common stocks, but may, to a limited extent, invest in fixed income securities. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return.
Westfield Capital Management Company, L.P., the Portfolio's subadviser (the "Subadviser"), uses a bottom-up investment style to select investments that it believes offer superior prospects for growth. The Subadviser selects securities based upon fundamental analysis of a company's cash flow, industry position, potential for high profit margins, and strength of management, as well as other factors. When the Subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may seek a temporary defensive position and invest all or part of its assets in cash or cash equivalents. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-
Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Russell 2500 Growth Index and the Lipper Mid-Cap Growth Funds Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Fund's annual returns for Class I Shares and how its performance has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4Q 2001	28.28%
Worst Quarter:	4Q 2008	-25.77%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund's performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Opportunity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.21%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2001	rr_AnnualReturn2001	(1.31%)
Annual Return 2002	rr_AnnualReturn2002	(33.14%)
Annual Return 2003	rr_AnnualReturn2003	39.12%
Annual Return 2004	rr_AnnualReturn2004	11.93%
Annual Return 2005	rr_AnnualReturn2005	12.99%
Annual Return 2006	rr_AnnualReturn2006	14.73%
Annual Return 2007	rr_AnnualReturn2007	23.49%
Annual Return 2008	rr_AnnualReturn2008	(40.89%)
Annual Return 2009	rr_AnnualReturn2009	42.04%
Annual Return 2010	rr_AnnualReturn2010	30.27%
1 Year	rr_AverageAnnualReturnYear01	30.27%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.15%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 3, 1996	[2]
Opportunity Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.84%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.27%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%	[2]
Opportunity Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.44%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.04%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[2]
Opportunity Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.63%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[2],[3]
Opportunity Fund | Lipper Mid-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.67%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%	[2],[3]
International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor International Equity Fund (the "International Equity Fund" or "Fund") is long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 63.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.35%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside of the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of foreign corporations, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Fund intends to have at least three different countries other than the United States represented and also intends to invest, under normal market conditions, primarily (at least 65% of its assets) in companies with large market capitalizations. For purposes of this policy, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE® Index"). The Fund may invest up to 20% of its assets in equity securities of companies in emerging markets.
Lord, Abbett & Co. LLC is the Portfolio's subadviser (the "Subadviser"). The Subadviser seeks to invest in companies of all capitalizations that it believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation. The Subadviser will generally sell a security when it believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target.
The Fund may, under exceptional circumstances, seek a temporary defensive position and invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Foreign Securities/Emerging Markets Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries, including those of emerging market countries, are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks. Securities of emerging market issuers generally have more risk than securities issued by issuers located in more developed markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance.

-

Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-

Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the MSCI EAFE Index and the Lipper International Large-Cap Value Funds Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Fund's annual returns for Class I Shares and how its performance has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q 2009	29.40%
Worst Quarter:	4Q 2008	-25.30%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund's performance over time to that of the MSCI EAFE® Index and the Lipper International Large-Cap Value Funds Average.

In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns^ (for the periods ended December 31, 2010)
International Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.71%	[4]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.03%	[4],[5]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.74%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Annual Return 2001	rr_AnnualReturn2001	(17.47%)
Annual Return 2002	rr_AnnualReturn2002	(18.37%)
Annual Return 2003	rr_AnnualReturn2003	29.36%
Annual Return 2004	rr_AnnualReturn2004	23.72%
Annual Return 2005	rr_AnnualReturn2005	16.36%
Annual Return 2006	rr_AnnualReturn2006	31.19%
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(48.54%)
Annual Return 2009	rr_AnnualReturn2009	36.33%
Annual Return 2010	rr_AnnualReturn2010	2.78%
1 Year	rr_AverageAnnualReturnYear01	2.78%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.30%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.45%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1995	[6]
International Equity Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.71%)	[6]
10 Years	rr_AverageAnnualReturnYear10	1.65%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[6]
International Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.82%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.28%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[6]
International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[6],[7]
International Equity Fund | Lipper International Large-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.19%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.20%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[6],[7]

[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
[2]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the year ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[3]	Since September 30, 1996.
[4]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").
[5]	Restated to reflect current fees.
[6]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[7]	Since December 31, 1995.